Investments in Joint Ventures and Joint Operations - Joint venture additional information (Details) - GBP (£)		12 Months Ended
	Mar. 13, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of joint ventures [line items]
Additional capital contributions		£ 1,827,000	£ 242,000	£ 1,424,000
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%			50.00%
Additional capital contributions	£ 750,000	£ 1,827,000	242,000
RE Ventures I, LLC | Joint ventures where entity is venturer
Disclosure of joint ventures [line items]
Research and development costs, related party transactions		2,174,000	302,000
Contract assets, related party transaction		£ 0	£ 0
RE Ventures II, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%